Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share [Text Block]
Note 8 – Earnings (Loss) Per Common Share

	Years Ended December 31,
	2017	2016	2015
	(Dollars in millions, except per-share amounts; shares in thousands)
Net income (loss) attributable to The Williams Companies, Inc. available to common stockholders for basic and diluted earnings (loss) per common share	$2,174	$(424)	$(571)
Basic weighted-average shares	826,177	750,673	749,271
Effect of dilutive securities:
Nonvested restricted stock units	1,704	—	—
Stock options	637	—	—
Diluted weighted-average shares (1)	828,518	750,673	749,271
Earnings (loss) per common share:
Basic	$2.63	$(.57)	$(.76)
Diluted	$2.62	$(.57)	$(.76)

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(1)
For the years ended December 31, 2016 and December 31, 2015, 0.6 million and 1.7 million weighted-average nonvested restricted stock units, and 0.5 million and 1.5 million weighted-average stock options have been excluded from the computation of diluted earnings (loss) per common share as their inclusion would be antidilutive due to our loss from continuing operations attributable to The Williams Companies, Inc.